COVER PAGE	Sep. 16, 2019
Cover page.
Document Type	8-K
Document Period End Date	Sep. 16, 2019
Entity Registrant Name	Kratos Defense & Security Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34460
Entity Tax Identification Number	13-3818604
Entity Address, Address Line One	10680 Treena St.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92131
City Area Code	858
Local Phone Number	812-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	KTOS
Security Exchange Name	NASDAQ
Entity Central Index Key	0001069258
Amendment Flag	false